Earnings Per Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Unvested earnout shares with non-forfeitable dividend rights (in shares)	0	1,612,500